Debt and Capital Lease Obligations (Solar Energy Systems Narrative) (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended											12 Months Ended				12 Months Ended
	Dec. 31, 2012 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]	Jun. 30, 2012 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2012 Solar Energy [Member] Construction Financing Revolver [Member]	Sep. 30, 2012 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Sep. 29, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2012 Solar Energy [Member] Finance Obligations Under Sale Leaseback [Member]	Dec. 31, 2012 Solar Energy [Member] Construction and Term Debt [Member]	Dec. 31, 2011 Solar Energy [Member] Construction and Term Debt [Member]	Dec. 31, 2012 Solar Energy [Member] Non Recourse Loan [Member]	Dec. 31, 2012 Solar Energy [Member] Other System Financing [Member]	Dec. 31, 2012 Solar Energy [Member] Italy Projects [Member]	Dec. 31, 2012 SunEdison [Member] Construction Financing Revolver [Member]	Dec. 31, 2012 SunEdison [Member] Construction and Term Debt [Member]	Dec. 31, 2012 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2011 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2012 SunEdison [Member] Solar Energy [Member] Minimum [Member]	Dec. 31, 2012 SunEdisons Subsidiary One [Member]	Dec. 31, 2012 SunEdisons Subsidiary Two [Member]	Sep. 24, 2012 SunEdisons Subsidiary Two [Member]	Dec. 31, 2012 LIBOR [Member] Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2012 PRIME [Member] SunEdison [Member] Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Non Recourse Debt	$ 1,562.9
Line of Credit, Term														3 years
Line of Credit Facility, Maximum Borrowing Capacity				150.0	300.0		50.0
Line of Credit Facility, Percent Of Outstanding Balance Required To Post Under Covenant Terms				15.00%
Debt Instrument, Basis Spread on Variable Rate																						3.50%	2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage														1.10%
Line of Credit Facility, Amount Outstanding				7.4		77.2
Amortization of Financing Costs			3.9
Debt, Maturity														6 months
Long-term Debt	0	0							271.3	305.8
Long-term Debt, Percentage Bearing Variable Interest, Amount															188.7
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum															3.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum															12.00%
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position								1,105.8							80.5
Less current portion - Solar energy systems									61.3	27.9	24.1
Sales Leaseback Transaction, Capacity																			120.0		52.5
Capital lease obligations																93.3	107.8
Sale Leaseback Transaction Master Lease Agreements Term																25 years		10 years
Sale Leaseback Transaction, Amount Due under Financing Arrangement	1,107.2	837.0																	68.0	26.9
Sale and Lease Back Available Amount																			52.0	25.6
Debt, proceeds collected under sales agreement, current												17.6
Debt, proceeds collected from sales agreement, noncurrent												$ 102.1	$ 39.5